Property and Equipment - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended		119 Months Ended	122 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Property, Plant, and Equipment Disclosure [Line Items]
Depreciation expense	$ 78,311	$ 67,355	$ 303,677	$ 210,252	$ 1,650,158	$ 1,728,469
Minimum
Property, Plant, and Equipment Disclosure [Line Items]
Property, plant and equipment, useful life			3 years
Maximum
Property, Plant, and Equipment Disclosure [Line Items]
Property, plant and equipment, useful life			10 years